Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (237)	$ (199)
Additions in respect of business combinations		13
Amounts recorded in the statement of income	(24)	(20)
Amounts recorded to a capital reserve	(8)	(23)
Translation differences	(4)	(8)
Balance as at the end of the year	(273)	(237)
Depreciable property, plant and equipment and intangible assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(421)	(439)
Additions in respect of business combinations		0
Amounts recorded in the statement of income	(127)	16
Amounts recorded to a capital reserve	0	0
Translation differences	1	2
Balance as at the end of the year	(547)	(421)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	39	38
Amounts recorded in the statement of income	33	0
Amounts recorded to a capital reserve	0	0
Translation differences	0	0
Balance as at the end of the year	72	39
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	73	94
Additions in respect of business combinations		1
Amounts recorded in the statement of income	4	2
Amounts recorded to a capital reserve	(12)	(22)
Translation differences	(1)	(2)
Balance as at the end of the year	64	73
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(16)	(7)
Additions in respect of business combinations		9
Amounts recorded in the statement of income	31	(14)
Amounts recorded to a capital reserve	4	(1)
Translation differences	0	(3)
Balance as at the end of the year	19	(16)
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	88	115
Additions in respect of business combinations		2
Amounts recorded in the statement of income	35	(24)
Amounts recorded to a capital reserve	0	0
Translation differences	(4)	(5)
Balance as at the end of the year	$ 119	$ 88